Description of Business	6 Months Ended
Jun. 30, 2024
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

International General Insurance Holdings Ltd. (“the Company”) is an exempted company registered and incorporated in Bermuda under the Companies Act of 1981 on October 28, 2019. The Company’s registered office is at Clarendon House, 2 Church Street, Hamilton, HM11, Bermuda.

The principal activities of the Company are to primarily provide insurance and reinsurance on a worldwide basis through its principal wholly owned subsidiaries and branches, including International General Insurance Co. Ltd, International General Insurance Company (UK) Ltd, International General Insurance Company (Europe) SE, International General Insurance Company (Dubai) Ltd, IGI Nordic AS and International General Insurance Co. Ltd – Labuan Branch. The Company and its subsidiaries operate in Bermuda, the United Kingdom, Jordan, Morocco, Malaysia, Malta, Norway, the United Arab Emirates and the Cayman Islands. International General Insurance Holdings Ltd. and its subsidiaries and branches are collectively referred to hereinafter as the Company or the Group.